Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	$ 101,599
Balance at ending	101,451
Goodwill
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Balance at beginning	101,599
Currency translation adjustments	(148)
Balance at ending	$ 101,451